Leases (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Cost:
Balance as of beginning	$ 36,746	$ 31,846
Additions during the year:
New leases	6,349	4,434
Modification of leases	678
Adjustments for indexation	1,042	289
Adjustments arising from translating financial statements of foreign operations	(1,221)	1,940
Disposals during the year:
Acquisition of subsidiaries	2,754	1,129
Termination of leases	(1,025)	(2,892)
Balance as of ending	45,323	36,746
Accumulated depreciation [Member]
Cost:
Balance as of beginning	13,466	8,483
Additions during the year:
Depreciation	4,320	4,987
Adjustments arising from translating financial statements of foreign operations	694	1,667
Disposals during the year:
Depreciated cost at December 31	27,536	23,280
Disposals during the year:
Termination of leases	(693)	(1,671)
Balance as of ending	17,787	13,466
Buildings [Member] | Cost [Member]
Cost:
Balance as of beginning	33,241	28,563
Additions during the year:
New leases	4,881	4,199
Modification of leases	589
Adjustments for indexation	947	186
Adjustments arising from translating financial statements of foreign operations	(1,228)	1,781
Disposals during the year:
Acquisition of subsidiaries	2,714	1,129
Termination of leases	(692)	(2,617)
Balance as of ending	40,452	33,241
Buildings [Member] | Accumulated depreciation [Member]
Cost:
Balance as of beginning	11,943	7,432
Additions during the year:
Depreciation	3,151	4,514
Adjustments arising from translating financial statements of foreign operations	665	1,510
Disposals during the year:
Depreciated cost at December 31	25,202	21,296
Disposals during the year:
Termination of leases	(509)	(1,511)
Balance as of ending	15,250	11,945
Motor vehicles [Member] | Cost [Member]
Cost:
Balance as of beginning	3,505	3,283
Additions during the year:
New leases	1,468	235
Modification of leases	89
Adjustments for indexation	95	103
Adjustments arising from translating financial statements of foreign operations	7	159
Disposals during the year:
Acquisition of subsidiaries	40
Termination of leases	(333)	(275)
Balance as of ending	4,871	3,505
Motor vehicles [Member] | Accumulated depreciation [Member]
Cost:
Balance as of beginning	1,523	1,051
Additions during the year:
Depreciation	1,169	473
Adjustments arising from translating financial statements of foreign operations	29	157
Disposals during the year:
Depreciated cost at December 31	2,334	1,984
Disposals during the year:
Termination of leases	(184)	(160)
Balance as of ending	$ 2,537	$ 1,521